Accrued expenses and other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Employee compensation and benefits	$ 32,756	$ 23,899
Other	21,393	9,145
Total accrued expenses and other liabilities	$ 54,149	$ 33,044